UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2006



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.
                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2006

Dear Fellow Shareholders,
In fiscal 2006, Northeast Investors Trust achieved a total return of 8.35%, compared to the 7.96% return on the Merrill Lynch Master II Index. We are generally pleased with the results, which have us comparing quite favorably with our competitors.

One positive factor has been the performance of our holdings of the senior bonds of some highly leveraged companies. Shareholders might recall that we had made some significant investments in these types of situations in the last few years. Our thesis was that, if we properly picked our position in these difficult capital structures, we might capture incremental yield for the fund, while leaving the anticipated restructuring of the capital structures to the more junior debtholders below us.

In several situations, this strategy worked very well. Packaging company Pliant, for example, faced considerable headwinds because of rising input costs, and yet our 11.125% bond was "reinstated" and paid all its interest at the conclusion of the debt reorganization in June. Similarly, we are pleased to note that our Delphi, Calpine and Foamex bonds are today trading above par, notwithstanding all three companies' being currently in reorganization proceedings. Most importantly, in each situation, the securities provided superior total returns during the fiscal year.

Despite the recent success of Delphi, we have also experienced instances of less-than-favorable results in the auto sector, with significant weakness realized in our investments in Collins & Aikman and Dura Automotive. While we were certainly cognizant of the negative forces and headlines facing the industry, we made our first forays in the sector last year by buying credits at statistically low valuation levels--by which we mean a low level of debt compared to the then current level of the company's cash flow. However, in some of these situations, we have been surprised by the vulnerability of the underlying businesses to the disruptions that financial distress can provoke.

Looking forward to fiscal 2007, we would certainly welcome more opportunities to add yield carefully to the portfolio. However, we need to remain vigilant about the principal risks we see facing credit investors at this point, namely: interest rate risk; the possibility that credit spreads expand from what are historically low levels; the potential for a reversal of the relatively benign economic conditions; and finally the threat posed to credit investors by the increasingly aggressive behavior of equity sponsors with respect to debt loads and their interpretations of our protective bond covenants. With the yield curve being flat at the time of this writing, we are tending to find our best values at the shorter end of the maturity spectrum.

Finally, we are deeply saddened to
report the passing this summer of J. Murray Howe, a trustee of Northeast Investors Trust for twenty years. Murray was a good friend and a dedicated supporter of Northeast Investors Trust. We will sincerely miss his remarkable intellect, his unrivaled high ethical standards and his keen interest in the welfare of the Trust and its shareholders.

Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return (unaudited)
One year ended September 30, 2006                                       8.35%
Five years ended September 30, 2006                                     8.93%
Ten years ended September 30, 2006                                      5.70%
SEC Yield (unaudited)

Yield calculated as of September 30, 2006: 7.60%




About Your Fund's Expenses (unaudited)
                        Beginning Account Value         Ending Account Value            Expenses Paid During Period
                        3/31/2006                       9/30/2006                       3/31/2006 - 9/30/2006
Actual Return
3.45%                   $1,000.00                       $1,034.50                       $5.64
Hypothetical
(5% return before expenses)
                        $1,000.00                       $1,019.55                       $5.57
Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During
Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)
Distribution by Maturity
(% of portfolio)

Under 1 Year                    16%
1-5 Years                       40%
5-10 Years                      37%
10-15 Years                      0%
Over 15 Years                    7%
Total                          100%

Performance Graph - Ten Years (unaudited)
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1996 and reinvestment of dividends and capital gains. The Merrill Lynch High Yield Master II Index is an unmanaged market value-weighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

graph omitted

Northeast Investors Trust
Merrill Lynch High Yield Master II Index
Year            1996    1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
NEIT          $10,000 $11,816 $11,328 $12,233 $12,391 $11,377 $11,832 $13,067 $15,013 $16,081 $17,424
High Yield Master
              $10,000 $11,473 $11,774 $12,235 $12,358 $11,600 $11,283 $14,589 $16,391 $17,488 $18,881


Summary of Net Assets
September 30, 2006 (unaudited)
                                                                        % of
                                                        Value           Net Assets
Corporate Bonds & Notes
Advertising                                             $28,704,000     2.06%
Apparel                                                   7,000,000     0.50%
Automobile & Truck                                      105,546,657     7.59%
Broadcast Cable TV                                       60,493,750     4.35%
Building & Construction                                   9,725,625     0.70%
Chemicals                                                91,328,207     6.57%
Commercial Printing                                      15,030,000     1.08%
Conglomerate                                             15,570,000     1.12%
Drug Stores                                              35,500,381     2.55%
Electrical Utilities                                    139,664,488    10.04%
Energy/Natural Resources                                153,514,137    11.04%
Entertainment                                            72,056,780     5.18%
Financial Services                                        1,297,338     0.09%
Food Processing                                          53,185,144     3.82%
Gaming                                                  132,846,679     9.55%
Grocery Stores/Distributors                              14,622,600     1.05%
Health Care Diversified                                     100,000     0.01%
Independent Power Producer                               50,341,250     3.62%
Machine/Tools                                             9,867,920     0.71%
Marketing/Sales                                          12,122,500     0.87%
Metals & Mining                                           5,227,372     0.38%
Miscellaneous Manufacturing                               5,972,194     0.43%
Oil/Gas Exploration                                      27,895,000     2.01%
Packaging & Container                                   134,977,337     9.70%
Paper/Forest Products                                    27,335,226     1.96%
Products & Manufacturing                                 22,185,900     1.60%
Publishing                                               22,327,500     1.61%
Retail Food Chains                                        2,318,145     0.17%
Telecommunications                                       29,901,047     2.15%
Textiles                                                      3,747     0.00%
                                                     --------------    ------
Total Corporate Bonds & Notes                        $1,286,660,924    92.51%
Total Foreign Bonds                                      13,099,841     0.94%
Total Common Stocks                                     155,986,945    11.21%
Total Warrants                                            6,527,302     0.47%
                                                     --------------   -------
Total Investments                                     1,462,275,012   105.13%
Receivables & Cash                                       30,798,611     2.22%
                                                     --------------   -------
Total Assets                                          1,493,073,623   107.35%
Less Liabilities                                       (102,167,950)   -7.35%
                                                     --------------   -------
Net Assets                                           $1,390,905,673   100.00%
                                                     ==============   =======

Schedule of Investments
September 30, 2006

Corporate Bonds & Notes                                                                 Value
Name of Issuer                                                          Principal       (Note B)
Advertising - 2.06%
Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                        $29,900,000     $28,704,000

Apparel - 0.50%
Levi Strauss & Co. Notes, 7%, 11/01/06                                   7,000,000       7,000,000

Automobile & Truck - 7.59%
Collins and Aikman Products, 10.75%, 12/31/11 (f)                       20,000,000         750,000
Delphi Corp. Notes, 6.55%, 6/15/06 (f)                                  36,950,000      33,070,250
Dura Operating Corp. Senior Notes, Series B, 8.625%,
4/15/12                                                                 35,310,000      13,991,587
HLI Operating Co. Senior Notes, 10.5%, 6/15/10                          15,684,000      12,900,090
Lear Corp. Series B, 8.11%, 5/15/09 (a)                                 17,000,000      16,405,000
TRW Automotive, Inc. Senior Sub. Notes, 11%,
2/15/13 (a)                                                             23,540,000      25,658,600
TRW Automotive, Inc. Senior Notes, 9.375%, 2/15/13                       2,602,000       2,771,130
                                                                                       -----------
                                                                                       105,546,657

Broadcast Cable TV - 4.35%
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%,
4/30/12 (i)                                                             40,000,000      40,300,000
Charter Comm. Opt. LLC Senior Notes, Series 144A,
8.375%, 4/30/14 (i)                                                      5,000,000       5,081,250
Paxson Comm. Corp. Senior Secured Notes,
Series 144A, FRN, 8.75688%, 1/15/12 (i)                                 15,000,000      15,112,500
                                                                                        ----------
                                                                                        60,493,750

Building & Construction - 0.70%
Associated Materials, Inc. Senior Sub Notes, 9.75%,
4/15/12                                                                  9,750,000       9,725,625

Chemicals - 6.57%
Foamex LP Capital Corp. Senior Secured Notes, 10.75%,
4/01/09                                                                 15,640,000      18,064,200
Lyondell Chemical Senior Secured Notes, 11.125%,
7/15/12 (a)                                                             20,000,000      21,800,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08                      9,624,544       9,841,096
Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                         20,000,000      20,200,000
Polyone Corp., 10.625%, 5/15/10                                          7,940,000       8,535,500
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (i)                                                              5,195,000       5,117,075
Sterling Chemical, Inc., 10%, 12/19/07                                   8,179,301       7,770,336
                                                                                        ----------
                                                                                        91,328,207

Commercial Printing - 1.08%
Quebecor World, Inc., 7.25%, 1/15/07                                    15,000,000      15,030,000

Food Processing - 3.82%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08               $3,419,000      $3,423,274
B&G Foods Senior Sub. Notes, 8%, 10/01/11                                1,000,000       1,025,000
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                      14,150,000      12,239,750
Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15                    22,500,000      20,756,250
Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)                        13,032,000      13,080,870
Mrs. Fields Brands Financing Notes, 9%, 3/15/11                          3,500,000       2,660,000
                                                                                        ----------
                                                                                        53,185,144

Gaming - 9.55%
MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)                  37,857,000      38,756,104
Park Place Entertainment, 8.875%, 9/15/08 (a)                           26,000,000      27,235,000
Trump Entertainment Resorts, Inc. Secured Notes, 8.5%,
6/01/15                                                                 69,914,327      66,855,575
                                                                                       -----------
                                                                                       132,846,679

Grocery Stores/Distributors - 1.05%
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)                    15,000,000       2,250,000
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                       8,309,000       1,246,350
Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12                 11,500,000      11,126,250
                                                                                        ----------
                                                                                        14,622,600

Health Care Diversified - 0.01%
Global Health Sciences Co. Senior Notes, 11%, 5/01/08
(c) (f)                                                                  5,000,000         100,000

Independent Power Producer - 3.62%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10 (a) (i)                                                         27,000,000      27,168,750
Calpine Corp. Senior Secured Notes, Series 144A,
8.75%, 7/15/13 (a) (i)                                                  23,000,000      23,172,500
                                                                                        ----------
                                                                                        50,341,250

Machine/Tools - 0.71%
Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%,
2/01/14                                                                 11,408,000       9,867,920

Marketing/Sales - 0.87%
Harry and David, Senior Notes, 9%, 3/01/13                              13,000,000      12,122,500

Metals & Mining - 0.38%
Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)                           252,248         252,248
Kaiser Aluminum Chemical Corp. Senior Sub. Notes,
12.75%, 2/01/03 (f) (g)                                                 46,230,000       4,969,725
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)                      7,776,278               8
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)                   7,286,184               8
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (f) (g)                                                            538,272           5,383
                                                                                         ---------
                                                                                         5,227,372


Miscellaneous Manufacturing - 0.43%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                       $6,645,000      $5,972,194

Oil/Gas Exploration - 2.01%
Newfield Exploration Co. Senior Notes, Series B, 7.45%,
10/15/07 (a)                                                             7,000,000       7,078,750
Stone Energy Corp. Senior Notes, Series 144A, FRN,
8.249%, 7/15/10 (i)                                                     21,000,000      20,816,250
                                                                                        ----------
                                                                                        27,895,000

Packaging & Container - 9.70%
Consolidated Container Senior Discount Notes, 0/10.75%,
6/15/09 (b)                                                              5,500,000       5,280,000
Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)                    30,000,000      30,300,000
Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)                   20,000,000      20,150,000
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09                     25,000,000      24,437,500
Pliant Corp. Secured PIK Notes, 11.625%, 6/15/09                        17,626,535      19,653,587
Stone Container Senior Notes, 8.375%, 7/01/12                            6,000,000       5,760,000
Tekni-Plex, Inc. Senior Secured Notes, Series 144A,
8.75%, 11/15/13 (i)                                                     27,500,000      27,156,250
Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%,
8/15/12 (i)                                                              2,000,000       2,240,000
                                                                                       -----------
                                                                                       134,977,337

Paper/Forest Products - 1.96%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (f) (g)                                                  14,061,292         281,226
Scotia Pacific Co. LLC, Series B, 7.71%, 1/20/14                        24,900,000      20,169,000
Scotia Pacific Co. LLC, Series B, 7.11%, 1/20/14                         8,500,000       6,885,000
                                                                                        ----------
                                                                                        27,335,226

Products & Manufacturing - 1.60%
Motors and Gears, Inc. Senior Notes, Series D, 10.75%,
11/15/06                                                                22,410,000      22,185,900

Publishing - 1.61%
Houghton Mifflin Co. Notes, 7.2%, 3/15/11                                4,800,000       4,860,000
Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11                       17,000,000      17,467,500
                                                                                        ----------
                                                                                        22,327,500

Retail Food Chains - 0.17%
Denny's Corp. Holding, Inc., 10%, 10/01/12                                 455,000         470,925
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (c) (f)                    942,093         449,976
Romacorp, Inc. Senior PIK Notes, 10.5%, 12/31/08 (d)                     4,657,480       1,397,244
                                                                                         ---------
                                                                                         2,318,145

Telecommunications - 2.15%
Qwest Corp. Notes, 5.625%, 11/15/08 (a)                                $30,127,000     $29,901,047

Textiles - 0.00%
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)              11,750,000           1,175
West Point Stevens, Inc. Senior Notes, 7.875%,
6/15/05 (f) (g)                                                         25,725,000           2,572
                                                                                             -----
                                                                                             3,747

Total Corporate Bonds & Notes - 92.51%
(cost - $1,504,747,948)                                                             $1,286,660,924
                                                                                    --------------

Foreign Bonds                                                                           Value
Name of Issuer                                                          Principal       (Note B)
Foreign Bonds - 0.94%
Republic of Argentina, Series Par, 1.33/5.25%,
12/31/38 (e)                                                            $8,481,129      $3,689,291
Republic of Argentina, Series Discount, 8.28%, 12/31/33                  9,712,227       9,348,019
Euro Stabilization Notes, 3/15/26                                          GBP 106          62,531
                                                                                       -----------
Total Foreign Bonds - (cost - $11,578,718)                                             $13,099,841

Stocks                                                                  Number of       Value
Name of Issuer                                                          Shares          (Note B)
Common Stock - 11.21%
American Restaurant Group, Inc. (h)                                        710,555      $7,460,828
Chubb Corp.                                                                444,720      23,107,651
Core-Mark Holding Co., Inc. (h)                                            224,333       7,030,596
Crunch Equity Holdings (d) (h)                                              12,237      12,237,000
Darling International, Inc. (h)                                            745,530       3,123,771
General Chemical (c) (d) (h)                                                 1,077         565,425
Haynes International, Inc. (h)                                             271,500      10,588,500
Holdco (c) (h)                                                              62,100         589,950
International Airline Support Group (h)                                    219,540           6,367
JPMorgan Chase & Co.                                                       370,000      17,375,200
Kronos Worldwide, Inc.                                                     270,700       7,793,453
Lodgian, Inc. (h)                                                          171,356       2,275,608
MAXXAM, Inc. (h)                                                           200,000       5,510,000
NL Industries                                                              510,200       5,071,388
Ormet Corp. (d) (h)                                                         34,963       6,750,000
The Penn Traffic Co. (h)                                                   164,352       2,506,368
Planet Hollywood International, Inc. (c) (d) (h)                             2,402              24
Polymer Group, Inc., Class A (h)                                           843,103      21,709,902
Prandium (h)                                                               869,935           6,959
Safelite Glass Corp., Class B (c) (d) (h)                                  109,677       1,096,770
Safelite Realty Corp. (c) (d) (h)                                            7,403         222,090
Smurfit-Stone Container (h)                                                257,142       2,879,990
Sterling Chemical, Inc. (h)                                                250,827       3,285,834
Tokheim (d) (h)                                                            180,224             721
Trump (h)                                                                   15,372         260,709
Viskase Cos., Inc. (d) (h)                                               1,293,291       2,909,905
WestPoint Stevens, Inc. (h)                                              1,600,000           1,600
Zions Bancorporation                                                       145,600      11,620,336
                                                                                      ------------
Total Common Stocks - (cost - $264,381,351)                                           $155,986,945
                                                                                      ------------

                                                                        Number of
Warrants                                                                Shares or       Value
Name of Issuer                                                          Units           (Note B)
Warrants - 0.47%
Republic of Argentina Warrants (h)                                      34,386,574      $3,418,025
Core-Mark Holding Co., Inc. Warrants (c) (h)                                48,142         740,328
General Chemical A Warrants (c) (d) (h)                                        622         226,774
General Chemical B Warrants (c) (d) (h)                                        461         107,580
Key Energy Service Warrants (c) (h)                                         15,000       2,034,510
Safelite Glass Corp. B Warrants (c) (d) (h)                                179,192               2
Sterling Chemical Warrants (c) (h)                                          83,125              83
                                                                                        ----------
Total Warrants - (cost - $12,746,636)                                                   $6,527,302
                                                                                        ----------
Total Investments - 105.13%
(cost - $1,793,454,653)                                                              1,462,275,012
                                                                                    --------------
Net Other Assets - (5.13%)                                                             (71,369,339)
                                                                                    --------------
Net Assets - 100%                                                                   $1,390,905,673
                                                                                    ==============
(a) All or a portion of security has been pledged to collateralize short-term borrowings.
(b) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. See Note B.
(d) All or a portion of security is restricted. The aggregate market value of restricted securities as of
September 30, 2006 is $25,512,880, which represents 1.83% of total net assets. All of these securities are deemed to be liquid.
(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f) Non-income producing security due to default or bankruptcy filing.
(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h) Non-income producing security.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $166,164,575 or 11.95% of net assets.

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note

Note: Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.
Shareholders may also access and review information and reports of the Trust, including
Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the
SEC at 1-202-942-8090 for information about the operation of the Public Reference
Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public
Reference Center of the Securities and Exchange Commission, Washington,
D.C. 20549-0102. The Trust's reference number as a registrant under the Investment
Company Act of 1940 is 811-576.

Statement of Assets
and Liabilities
September 30, 2006
Assets
Investments - at market value (cost $1,793,454,653)                             $1,462,275,012
Receivable for interest                                                             28,925,600
Receivable for bonds in liquidation                                                  1,401,660
Receivable for shares sold                                                             273,652
Receivable for dividends                                                               111,180
Misc. Receivable                                                                        86,519
                                                                                --------------
Total Assets                                                                     1,493,073,623

Liabilities
Notes Payable                                                                      $82,391,757
Payable for investments purchased                                                   15,268,646
Payable for trustee fees                                                             1,741,831
Payable for shares repurchased                                                       1,668,548
Accrued expenses                                                                     1,097,168
                                                                                --------------
Total Liabilities                                                                  102,167,950
                                                                                --------------
Net Assets                                                                      $1,390,905,673
                                                                                ==============
Net Assets Consist of:
Capital, at a $1.00 par value                                                     $183,131,641
Paid in surplus                                                                  1,799,061,947
Distribution in excess of net investment income                                     (3,967,224)
Accumulated net realized loss on investments                                      (256,141,050)
Net unrealized depreciation of investments                                        (331,179,641)
                                                                                --------------
Net Assets                                                                      $1,390,905,673
                                                                                ==============
Net Asset Value, offering price and redemption price per share
($1,390,905,673/183,131,641 shares)                                                      $7.60
                                                                                         =====
The accompanying notes are an integral part of the financial statements.

Statement of Operations
Year Ended September 30, 2006
Investment Income
Interest                                                                          $101,960,741
Dividends                                                                            1,834,023
Other Income                                                                           661,580
                                                                                  ------------
Total Income                                                                       104,456,344
Expenses
Interest expense                                                                    $7,332,022
Trustee fees                                                                         6,617,201
Administrative expenses and salaries                                                 1,241,200
Auditing fees                                                                          287,825
Printing, postage and stationery fees                                                  226,900
Computer and related expenses                                                          193,850
Legal fees                                                                             130,597
Commitment fees                                                                        129,962
Insurance                                                                               91,250
Registration and filing fees                                                            51,850
Telephone                                                                               18,050
Custodian fees                                                                           8,630
Other expenses                                                                          48,425
                                                                                   -----------
Total Expenses                                                                      16,377,762
                                                                                   -----------
Net Investment Income                                                               88,078,582
                                                                                   -----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                              (48,383,119)
Change in unrealized appreciation (depreciation) of investments                     66,305,754
                                                                                  ------------
Net Gain (Loss) on Investments                                                      17,922,635
                                                                                  ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                   $106,001,217
                                                                                  ------------
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                                                Year Ended                              Year Ended
                                                                September 30,                           September 30,
                                                                2006                                    2005
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                           $88,078,582                             $113,065,370
Net realized gain (loss) from investment transactions           (48,383,119)                             (49,867,207)
Change in unrealized appreciation (depreciation) of investments  66,305,754                               63,838,773
                                                                ------------                            -------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                                 106,001,217                              127,036,936
                                                                ------------                            -------------
Distributions to Shareholders from Net Investment
Income                                                         (103,145,002)                            (117,812,807)
From Net Trust Share Transactions                                40,770,867                             (537,828,939)
                                                               -------------                            -------------
Total Increase (Decrease) in Net Assets                          43,627,082                             (528,604,810)
Net Assets:
                                                              --------------                            -------------
Beginning of Period                                           1,347,278,591                             1,875,883,401
End of Period (including distribution in excess of net investment income of (3,967,224) and undistributed net investment income of
4,885,407, respectively)                                     $1,390,905,673                             $1,347,278,591
The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                                                        Year Ended September 30,
                                        2006            2005            2004            2003            2002
Per Share Data
Net Asset Value:
Beginning of Period                     $7.58           $7.59           $7.19           $7.05           $7.42
Income From Investment                  -----           -----           -----           -----           -----
Operations:
Net investment income                    0.50            0.51            0.59            0.56            0.65
Net realized and unrealized
gain (loss) on investment                0.11            0.02            0.44            0.14           -0.35
                                        -----           -----           -----           -----           -----
Total from investment
operations                               0.61            0.53            1.03            0.70            0.30
                                        -----           -----           -----           -----           -----
Less Distributions:
Net investment income                   -0.59           -0.54           -0.63           -0.56           -0.67
Capital Gain                               -               -               -               -               -
                                        -----           -----           -----           -----           -----
Net Asset Value:
End of Period                           $7.60           $7.58           $7.59           $7.19           $7.05
                                        =====           =====           =====           =====           =====
Total Return                            8.35%           7.11%           14.90%          10.43%          4.00%
Ratios & Supplemental Data
Net assets end of period
(in thousands)                          $1,370,905.7    $1,347,278.6    $1,875,883.4    $1,794,728.6    $1,471,470.0
Ratio of operating expenses to
average net assets*                     1.23%           0.73%           0.67%           0.65%           0.70%
Ratio of interest expense to
average net assets                      0.55%           0.10%           0.03%           0.00%           0.00%
Ratio of net investment
income to average
net assets                              6.60%           6.62%           7.92%           7.97%           8.61%
Portfolio turnover rate                 16.47%          45.10%          39.80%          13.47%          17.61%
* Includes Interest Expense when applicable
Per Share Data calculated using the Average Share Method
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements for the
year ended September 30, 2006

Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment
Company Act of 1940, as amended.

Note B - Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange
(or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities.
Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available
(including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on September 30, 2006 was $6,385,760, which represents
0.46% of net assets.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the
"Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This
Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Trust, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Trust's financial statements.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.


Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK);
interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter in accordance with terms of the Declaration of Trust. The Trustees provide the Trust with advice and investment management services and are responsible for the overall management of the Trust's operations. The aggregate compensation paid to the Independent Trustees from the above described
Trustees' fee during the year ended September 30, 2006 was $287,500.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2006 was 3,044,624 shares
(1.66%).


Note D - Shares of Beneficial Interest
At September 30, 2006, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                Year Ended                      Year Ended
                                                September 30, 2006              September 30, 2005
                                        Shares          Amount          Shares          Amount
Shares Sold                           79,712,603     $602,930,283     98,629,903     $759,017,115
Shares issued to shareholders
in reinvestment of distributions from
net investment income                 10,342,292       77,250,866     11,547,516       88,413,722
                                      ----------      -----------    -----------      -----------
                                      90,054,895      680,181,149    110,177,419      847,430,837
Shares repurchased                   (84,814,595)    (639,410,282)  (179,518,110)  (1,385,259,776)
                                     -----------      -----------    -----------    -------------
Net Increase (Decrease)                5,240,300      $40,770,867    (69,340,691)   $(537,828,939)

Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $229,710,093 and $266,933,707 respectively, for the year ended September 30, 2006.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2006 the Trust has unused lines of credit amounting to $167,608,243. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended September 30, 2006:

Average amount outstanding (total of daily outstanding principal balances
divided by the number of days with debt outstanding during the period)                  142,991,524
Weighted average interest rate                                                                4.98%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default.
However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. There were no outstanding repurchase agreements as of September 30, 2006.

Note H - Additional Tax Information
The tax character of distributions paid during the year ended September 30, 2005 and 2006 were $117,812,807 and $103,145,002 respectively, and were classified as ordinary income.

As of September 30, 2006 the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed ordinary income                                   2,341,555
Capital Loss Carryforward:
2007                                                           (2,099,492)
2010                                                             (511,359)
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
                                                             -------------
Total capital loss carryforward                              (191,388,293)
Timing Differences                                            (57,289,283)
Unrealized gains (losses) - net                              (344,951,894)
Total distributable earnings (losses) - net                  (591,287,915)

At September 30, 2006 the Trust's Post October loss deferral was ($49,249,513)

At September 30, 2006 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                        1,807,226,906
Gross unrealized gain                                              74,889,192
Gross unrealized loss                                            (419,841,086)
                                                                --------------
Net unrealized security gain (loss)                              (344,951,894)
                                                                ==============
The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to accretion and amortization differences.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48).
FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN
48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

Report of Independent Registered Public Accounting Firm
The Board of Trustees and Shareholders of Northeast Investors Trust:
We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust (the "Trust"), including the schedule of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2003 were audited by other auditors whose report, dated November 20, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Boston, Massachusetts
November 14, 2006

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H.
Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal,
Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts
Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 150 Federal
Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                                Principal Occupation(s)/
Name/Age/Service*                       Position                        Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND TRUST OFFICERS
Ernest E. Monrad#                       Trustee                         Trustee of Northeast Investors Growth Fund; Director of
Age: 76                                                                 New America High Income Fund, Inc.; Trustee of
Years of Service: 45                                                    Century Shares Trust and Century Small Cap Select
                                                                        until 07/31/05; Officer and Director of Northeast
                                                                        Investment Management, Inc.; and Director of
                                                                        Northeast Management and Research Co., Inc.

Bruce H. Monrad#                        Trustee and Chairman            Officer and Director of Northeast Investors
Age: 44                                                                 Management, Inc.; Officer of Northeast Investors
Years of Service: 13                                                    Growth Fund.

Williams A. Oates, Jr.                  Vice President                  Trustee and President of Northeast Investors Growth
Age: 64                                                                 Fund; President and Director of Northeast Investment
Years of Service: 32                                                    Management, Inc.; President of Northeast Investors
                                                                        Trust until 6/30/05; Director of Northeast Management
                                                                        and Research Co., Inc.

Gordon C. Barrett                       Executive Vice President        Senior Vice President and Chief Financial Officer of
Age: 49                                 and Chief Financial Officer     Northeast Investors Growth Fund, and Officer of Northeast
Years of Service: 18                                                    Investors Management, Inc., and Northeast Management
                                                                        and Research Co., Inc.

Robert B. Minturn                       Clerk, Vice President, and      Trustee, Clerk, Vice President and Chief Legal Officer of
Age: 67                                 Chief Legal Officer             Northeast Investors Growth Fund; Director of Northeast
Years of Service: 26                                                    Investment Management, Inc. and Northeast Management
                                                                        and Research Co., Inc.; Trustee Northeast Investors Trust
                                                                        until June 30, 2005.
INDEPENDENT TRUSTEES

Fred L. Glimp                           Trustee                         Special Assistant to President and former Vice
Age: 80                                                                 President for Alumni Affairs and Development of
Years of Service: 25                                                    Harvard University

Peter J. Blampied                       Trustee                         President of Corcoran Management Co., Inc. Director of
Age: 64                                                                 Access Capital Strategies, LLC
Years of Service: 6

Marshall I. Goldman                     Trustee                         Kathryn Wasserman Davis Professor of Russian
Age: 76                                                                 Economics (Emeritus) at Wellesley College, Associate
Years of Service: 2                                                     Director of the Davis Center for Russian and Eurasian
                                                                        Studies at Harvard University until 2006, Director of
                                                                        Century Bank & Trust Co.

George P. Beal                          Trustee                         Managing Partner, Boston Family Office LLC
Age: 53
Years of Service: 2

Charles R. Daugherty                    Trustee                         Managing Partner, Stanwich Advisors, LLC
Age: 53
Years of Service: 2

Hon. Maurice H.                         Trustee                         Assistant Professor, Law & Psychiatry Program,
Richardson                                                              Department of Psychiatry, University of Massachusetts
Age: 78                                                                 Medical School
Years of Service: 2

* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.
# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees
Ernest E. Monrad
Fred L. Glimp
Peter J. Blampied
Bruce H. Monrad
Charles R. Daugherty
George P. Beal
Marshall I. Goldman
Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., Vice President
Gordon C. Barrett, Executive Vice President & Chief Financial Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Chief Compliance Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Tansfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116

This report is prepared for the information of the shareholders of Northeast
Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.
Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110
(800) 225-6704 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual
Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.




Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to Registrant's Report on Form N-CSR for its fiscal year ended September 30, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2006 and September 30, 2005 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $92,000 and $86,000 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2006 and September 30, 2005 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $59,000 and $53,500 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pusuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2006 and September 30, 2005 for professional services rendered by the registrant's principal accountant for tax matters were $10,000 and $8,000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d)      Other Fees.  During the fiscal year ended September 30,
2006 the aggregate fees billed for other services rendered by the registrant's principal accountant were $120,000. Such services consisted of a review of registrant's compliance policies and procedures pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. No products or services were provided to the registrant during its fiscal year ended September 30, 2005 by such principal accountants other than the services reported in paragraphs
(a)-(c) of this item.



         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2006 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant


Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.


Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes with respect to procedures for shareholders to recommend nominees for Trustee from the disclosure contained in the registrant's Proxy Statement for its Meeting of Beneficaries convened on May 16, 2005.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a)(2) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 1, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 1, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 1, 2006


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 1, 2006
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 1, 2006
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2006 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 1, 2006
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December 1, 2006
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.